UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  September 30, 2005

Date of reporting period:   March 31, 2005


ITEM 1.     REPORTS TO STOCKHOLDERS.





[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Blended Style Funds
U.S. Large Cap Portfolio

Semi-Annual Report--March 31, 2005


Large Cap Core

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.


Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 19, 2005


Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Blended Style Funds-U.S. Large Cap Portfolio (the "Fund") for the semi-annual reporting period ended March 31, 2005.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund invests primarily in the equity securities of U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in large-capitalization companies. In managing the Fund, Alliance diversifies the investment portfolio between growth and value equity investment styles. Alliance selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines to construct a single, unified investment portfolio, efficiently diversified between the growth and value equity investment styles. Through this process, Alliance seeks to provide the highest level of long-term return given the associated levels of risk. Normally, approximately 50% of the value of the Fund's portfolio will consist of growth stocks and 50% of value stocks, although this allocation will vary within a narrow range around this 50/50 target. Beyond this range, Alliance will rebalance the Fund's portfolio as necessary to maintain this targeted allocation.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmark, the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended March 31, 2005. During both the six- and 12-month periods, the Fund underperformed the benchmark. During these periods, the value segment of the Fund's portfolio outperformed the market, while the growth segment trailed significantly.

During the six-month period, stock selection was a drag on the Fund's performance, with selection among technology and internet-related consumer stocks being particularly unfavorable despite strong fundamentals among the Fund's holdings. These losses were tempered by strong gains in the Fund's industrial and railroad stocks, likely beneficiaries of the capital-spending recovery. Sector selection was a modest negative to the Fund's performance as an overweighted position in the underperforming technology sector was offset by a small overweighted position in energy stocks, which meaningfully outperformed.

During the 12-month period, the Fund's underperformance was driven by its overweighted position in the technology sector, which lagged the broad market by more than 10 percentage points. Stock selection made a less negative contribution during the 12-month period as it was positive during the first six months before falling off in the last six months. In aggregate, the negative selection contribution was entirely explained by technology holdings, offset by positive contributions from railroads and financials.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 1

Market Review and Investment Strategy

The S&P 500 Stock Index gained 6.69% during the 12-month period, after being essentially flat for the prior six months. Performance was dominated by commodity-linked and most cyclical sectors, led by energy stocks, which rose 23% during the six-month period ended March 31, 2005. Market laggards included the technology, telecom and medical sectors. The macro-economic backdrop remained constructive for U.S. equities. U.S. gross domestic product (GDP) growth is expected to moderate yet remain healthy, underpinned by record-high operating profit margins and free cash flows that are expected to fuel the broad-based recovery in capital spending and job growth. The weak dollar is likely to boost revenues and profits of U.S. exporters and attract direct investment in the U.S.

The valuation spreads between the most expensive and the cheapest stocks have narrowed significantly from the extremely high levels of the late-1990s investment bubble and remain unusually tight across sectors and among companies in the same industry. This has made it much more difficult than usual to find attractive value opportunities--but it has made growth stocks available at unusually low premiums. The Fund's value and growth teams have both gravitated to large-cap quality companies trading at unusually low valuations after years of value outperformance. The growth managers retain their aggressive stance, while the value team continues to see modest opportunity in their domain. Thus, growth is contributing the bulk of the blend portfolio's active risk today.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged S&P 500 Stock Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. Investors cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Neither growth investing nor value investing guarantees a profit or eliminates risk. Growth stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. If a growth stock company should fail to meet these high earnings expectations, the price of these stocks can be severely negatively affected. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that rise as initially expected. The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. Because the Fund allocates its investments between "growth" and "value" stocks, an investment in the Fund is subject to the risk that this allocation will result in lower returns during periods when one style is outperforming another than if the Fund had invested entirely in the outperforming style. The costs associated with this systematic rebalancing may be significant over time. The Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 3

HISTORICAL PERFORMANCE
(continued from previous page)


THE FUND VS. ITS BENCHMARK                              Returns
PERIODS ENDED MARCH 31, 2005                   6 Months        12 Months
-------------------------------------------------------------------------------
  AllianceBernstein Blended Style Funds
  U.S. Large Cap Portfolio
    Class A                                     3.63%            3.37%
    Class B                                     3.25%            2.63%
    Class C                                     3.25%            2.63%
    Advisor Class                               3.79%            3.70%
    Class R**                                   3.46%            3.11%
    Class K**                                  -3.41%*            n/a
    Class I**                                  -3.33%*            n/a
  S&P 500 Stock Index                           6.88%            6.69%

*  Since Inception. The Class K and Class I share inception date is 3/1/05.


** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R shares is 2/17/04; the inception date for Class K and I shares is 3/1/05.

See Historical Performance and Benchmark disclosures on previous page.


(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
                                             NAV Returns       SEC Returns
-------------------------------------------------------------------------------
Class A Shares
1 Year                                          3.37%           -1.04%
Since Inception*                                8.07%            6.37%

Class B Shares
1 Year                                          2.63%           -1.33%
Since Inception*                                7.35%            6.69%

Class C Shares
1 Year                                          2.63%            1.64%
Since Inception*                                7.35%            7.35%

Advisor Class Shares
1 Year                                          3.70%
Since Inception*                                8.42%

Class R Shares**
1 Year                                          3.11%
Since Inception*                                0.00%

Class K Shares**
Since Inception*                               -3.41%

Class I Shares**
Since Inception*                               -3.33%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
-------------------------------------------------------------------------------
Class A Shares
1 Year                                                          -1.04%
Since Inception*                                                 6.37%

Class B Shares
1 Year                                                          -1.33%
Since Inception*                                                 6.69%

Class C Shares
1 Year                                                           1.64%
Since Inception*                                                 7.35%


* Inception Date: 7/15/02 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R shares is 2/17/04; the inception date for Class K and I shares is 3/1/05.

   See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 5

FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                     Beginning               Ending
                   Account Value         Account Value          Expenses Paid
                  October 1, 2004        March 31, 2005         During Period*
-------------------------------------------------------------------------------
                            Hypo-                   Hypo-                Hypo-
                 Actual   thetical     Actual     thetical**   Actual  thetical
-------------------------------------------------------------------------------
Class A          $1,000    $1,000    $1,036.30    $1,018.10    $ 6.96    $ 6.89
Class B          $1,000    $1,000    $1,032.47    $1,014.51    $10.59    $10.50
Class C          $1,000    $1,000    $1,032.47    $1,014.61    $10.49    $10.40
Advisor Class    $1,000    $1,000    $1,037.86    $1,019.60    $ 5.44    $ 5.39
Class R          $1,000    $1,000    $1,034.61    $1,016.90    $ 8.17    $ 8.10
Class K+         $1,000    $1,000    $  965.88    $1,003.05    $ 1.04    $ 1.06
Class I+         $1,000    $1,000    $  966.70    $1,003.28    $ 0.82    $ 0.83

** Assumes 5% return before expenses.

* Expenses are equal to the classes' annualized expense ratios of 1.37%, 2.09%, 2.07%, 1.07%, 1.61%, 1.29% and 1.01%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

+ The account value and expenses for Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through March 31, 2005.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

PORTFOLIO SUMMARY
March 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $159.2


SECTOR BREAKDOWN*                             [PIE CHART OMITTED]

    21.3%    Technology
    20.3%    Finance
    17.7%    Consumer Services
    10.7%    Health Care
    10.3%    Energy
     6.3%    Capital Goods
     5.1%    Consumer Staples
     2.1%    Consumer Manufacturing
     2.1%    Multi-Industry
     2.0%    Aerospace & Defense
     1.1%    Transportation
     1.0%    Utilities


TEN LARGEST HOLDINGS
March 31, 2005 (unaudited)


                                                                     Percent of
Company                                      U.S. $ Value            Net Assets
-------------------------------------------------------------------------------
General Electric Co.                         $ 9,952,560               6.3%
Citigroup, Inc.                                7,662,270               4.8
Yahoo!, Inc.                                   6,898,650               4.3
UnitedHealth Group, Inc.                       5,245,900               3.3
eBay, Inc.                                     4,955,580               3.1
ChevronTexaco Corp.                            4,781,420               3.0
Dell, Inc.                                     4,360,670               2.8
QUALCOMM, Inc.                                 4,324,700               2.7
Lowe's Cos., Inc.                              3,996,300               2.5
Target Corp.                                   3,851,540               2.4
-------------------------------------------------------------------------------
                                             $56,029,590              35.2%


* All data are as of March 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

   Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 7

PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-99.8%

Technology-21.3%
Communication Equipment-6.5%
Corning, Inc.(a)                                214,000      $ 2,381,820
Juniper Networks, Inc.(a)                       164,000        3,617,840
QUALCOMM, Inc.                                  118,000        4,324,700
                                                             ------------
                                                              10,324,360
                                                             ------------

Computer Hardware/Storage-6.7%
Apple Computer, Inc.(a)                          65,500        2,729,385
Dell, Inc.(a)                                   113,500        4,360,670
Hewlett-Packard Co.                             160,000        3,510,400
                                                             ------------
                                                              10,600,455
                                                             ------------

Contract Manufacturing-1.6%
Flextronics International Ltd. (Singapore)(a)   129,000        1,553,160
Solectron Corp.(a)                              280,000          971,600
                                                             ------------
                                                               2,524,760
                                                             ------------

Semiconductor Components-2.3%
Broadcom Corp. Cl. A(a)                          95,000        2,842,400
Marvell Technology Group Ltd. (Bermuda)(a)       22,000          843,480
                                                             ------------
                                                               3,685,880
                                                             ------------

Software-4.2%
Electronic Arts, Inc.(a)                         70,000        3,624,600
Microsoft Corp.                                 130,000        3,142,100
                                                             ------------
                                                               6,766,700
                                                             ------------
                                                              33,902,155
                                                             ------------

Finance-20.3%
Banking - Money Center-1.2%
JPMorgan Chase & Co.                             55,000        1,903,000
                                                             ------------

Banking - Regional-4.0%
Bank of America Corp.                            72,000        3,175,200
National City Corp.                              45,000        1,507,500
SunTrust Banks, Inc.                             23,600        1,700,852
                                                             ------------
                                                               6,383,552
                                                             ------------

Insurance-7.8%
American International Group, Inc.               67,000        3,712,470
MetLife, Inc.                                    49,000        1,915,900
PartnerRe Ltd. (Bermuda)                         19,500        1,259,700
The Chubb Corp.                                  48,500        3,844,595
XL Capital Ltd. (Cayman Islands)                 22,600        1,635,562
                                                             ------------
                                                              12,368,227
                                                             ------------

Mortgage Banking-1.5%
Fannie Mae                                       27,000        1,470,150
Freddie Mac                                      15,100          954,320
                                                             ------------
                                                               2,424,470
                                                             ------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Miscellaneous-5.8%
Citigroup, Inc.                                 170,500      $ 7,662,270
MBNA Corp.                                       65,000        1,595,750
                                                             ------------
                                                               9,258,020
                                                             ------------
                                                              32,337,269
                                                             ------------

Consumer Services-17.6%
Apparel-0.6%
Jones Apparel Group, Inc.                        26,900          900,881
                                                             ------------

Broadcasting & Cable-3.2%
Comcast Corp. Special Cl. A(a)                   61,000        2,037,400
Time Warner, Inc.(a)                            175,000        3,071,250
                                                             ------------
                                                               5,108,650
                                                             ------------

Retail - General Merchandise-8.0%
eBay, Inc.(a)                                   133,000        4,955,580
Lowe's Cos., Inc.                                70,000        3,996,300
Target Corp.                                     77,000        3,851,540
                                                             ------------
                                                              12,803,420
                                                             ------------

Miscellaneous-5.8%
Google, Inc. Cl. A(a)                            13,300        2,400,783
Yahoo!, Inc.(a)                                 203,500        6,898,650
                                                             ------------
                                                               9,299,433
                                                             ------------
                                                              28,112,384
                                                             ------------

Healthcare-10.6%
Biotechnology-2.2%
Amgen, Inc.(a)                                   60,550        3,524,615
                                                             ------------

Medical Products-3.9%
Alcon, Inc. (Switzerland)                        27,000        2,410,830
St. Jude Medical, Inc.(a)                        63,000        2,268,000
Zimmer Holdings, Inc.(a)                         19,500        1,517,295
                                                             ------------
                                                               6,196,125
                                                             ------------

Medical Services-4.5%
Medco Health Solutions, Inc.(a)                  40,000        1,982,800
UnitedHealth Group, Inc.                         55,000        5,245,900
                                                             ------------
                                                               7,228,700
                                                             ------------
                                                              16,949,440

Energy-10.3%
Domestic Integrated-1.3%
Occidental Petroleum Corp.                       29,000        2,063,930
                                                             ------------

International-4.7%
BP Plc. (ADR) (United Kingdom)                   43,000        2,683,200
ChevronTexaco Corp.                              82,000        4,781,420
                                                             ------------
                                                               7,464,620
                                                             ------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 9

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Oil Service-2.3%
Halliburton Co.                                  38,000      $ 1,643,500
Nabors Industries Ltd. (Bermuda)(a)              33,000        1,951,620
                                                             ------------
                                                               3,595,120
                                                             ------------

Miscellaneous-2.0%
ConocoPhillips                                   30,000        3,235,200
                                                             ------------
                                                              16,358,870
                                                             ------------

Capital Goods-6.3%
Miscellaneous-6.3%
General Electric Co.                            276,000        9,952,560
                                                             ------------

Consumer Staples-5.1%
Cosmetics-0.9%
Avon Products, Inc.                              32,500        1,395,550
                                                             ------------

Retail - Food & Drug-2.3%
Safeway, Inc.(a)                                115,800        2,145,774
The Kroger Co.(a)                                92,300        1,479,569
                                                             ------------
                                                               3,625,343
                                                             ------------

Tobacco-1.9%
Altria Group, Inc.                               46,000        3,007,940
                                                             ------------
                                                               8,028,833
                                                             ------------

Consumer Manufacturing-2.1%
Auto & Related-2.1%
Lear Corp.                                       27,000        1,197,720
Magna International, Inc. Cl. A (Canada)         32,400        2,167,560
                                                             ------------
                                                               3,365,280
                                                             ------------

Multi-Industry Companies-2.1%
Textron, Inc.                                    44,000        3,283,280
                                                             ------------

Aerospace & Defense-2.0%
Aerospace-2.0%
Goodrich Corp.                                   21,000          804,090
The Boeing Co.                                   42,000        2,455,320
                                                             ------------
                                                               3,259,410
                                                             ------------

Transportation-1.1%
Railroad-1.1%
CSX Corp.                                        41,800        1,740,970
                                                             ------------

Utilities-1.0%
Telephone Utility-1.0%
Sprint Corp. (FON Group)                         70,000        1,592,500
                                                             ------------

Total Common Stocks
  (cost $138,818,348)                                        158,882,951
                                                             ------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                             U.S. $ Value
-------------------------------------------------------------------------------
Total Investments-99.8%
  (cost $138,818,348)                                       $ 158,882,951
Other assets less liabilities-0.2%                                358,990
                                                            -------------

Net Assets-100%                                             $ 159,241,941
                                                            =============


(a)  Non-income producing security.

     Glossary:
     ADR  -  American Depositary Receipt

     See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 11

STATEMENT OF ASSETS & LIABILITIES
March 31, 2005 (unaudited)


Assets
Investments in securities, at value (cost $138,818,348)      $158,882,951
Cash                                                              524,620
Receivable for capital stock sold                                 441,341
Dividends receivable                                              180,059
                                                             ------------
Total assets                                                  160,028,971
                                                             ------------
Liabilities
Payable for capital stock redeemed                                485,011
Distribution fee payable                                           99,338
Advisory fee payable                                               90,104
Transfer agent fee payable                                         14,361
Accrued expenses and other liabilities                             98,216
                                                             ------------
Total liabilities                                                 787,030
                                                             ------------
Net Assets                                                   $159,241,941
                                                             ============
Composition of Net Assets
Capital stock, at par                                        $     13,536
Additional paid-in capital                                    135,860,567
Undistributed net investment income                               177,326
Accumulated net realized gain on investment transactions        3,125,909
Net unrealized appreciation of investments                     20,064,603
                                                             ------------
                                                             $159,241,941
                                                             ============


Calculation of Maximum Offering Price Per Share

                                           Net Asset Value and:
                                         -----------------------     Maximum
                            Shares        Offering    Redemption    Offering
Class       Net Assets    Outstanding      Price         Price       Price*
-----------------------------------------------------------------------------
A           $50,996,921     4,287,448          --       $11.89        $12.42
B           $61,966,416     5,305,637      $11.68           --            --
C           $36,945,662     3,162,911      $11.68           --            --
Advisor     $ 9,303,653       777,669      $11.96       $11.96            --
R           $     9,771           824      $11.86       $11.86            --
K           $     9,758       820.432      $11.89       $11.89            --
I           $     9,760           820      $11.90       $11.90            --


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

   See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2005 (unaudited)


Investment Income
Dividends (net of foreign taxes
  withheld of $3,694)                        $ 1,697,152
Interest                                           4,758     $  1,701,910
                                            ------------
Expenses
Advisory fee                                     547,559
Distribution fee--Class A                         80,951
Distribution fee--Class B                        327,847
Distribution fee--Class C                        196,507
Distribution fee--Class R                             25
Distribution fee--Class K                              2
Transfer agency                                  122,786
Custodian                                         66,731
Registration                                      50,882
Administrative                                    42,500
Legal                                             37,311
Printing                                          33,371
Audit                                             30,242
Directors' fees                                   12,489
Miscellaneous                                      5,754
                                            ------------
Total expenses                                 1,554,957
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                    (42,500)
                                            ------------
Net expenses                                                    1,512,457
                                                             ------------
Net investment income                                             189,453
                                                             ------------
Realized and Unrealized Gain
on Investment Transactions
Net realized gain on investment
  Transactions                                                  4,569,943
Net change in unrealized
  appreciation/depreciation
  of investments                                                1,095,506
                                                             ------------
Net gain on investment transactions                             5,665,449
                                                             ------------
Net Increase in Net Assets
  from Operations                                            $  5,854,902
                                                             ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 13

STATEMENT OF CHANGES IN NET ASSETS


                                      Six Months
                                        Ended         July 1,
                                      March 31,       2004 to      Year Ended
                                         2005      September 30,    June 30,
                                     (unaudited)        2004*         2004
                                    -------------  -------------  -------------
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss)        $     189,453  $    (179,279) $    (560,621)
Net realized gain on investment
  transactions                          4,569,943        204,041      4,980,979
Net change in unrealized
  appreciation/depreciation
  of investments                        1,095,506     (4,137,331)    15,258,251
                                    -------------  -------------  -------------
Net increase (decrease) in net
  assets from operations                5,854,902     (4,112,569)    19,678,609
Dividends and Distributions to
Shareholders from
Net investment income
  Advisor Class                                -0-            -0-       (22,553)
Net realized gain on investment
  transactions
  Class A                              (1,881,052)            -0-       (94,385)
  Class B                              (2,321,919)            -0-      (118,505)
  Class C                              (1,396,394)            -0-       (72,853)
  Advisor Class                          (335,708)            -0-       (17,222)
  Class R                                    (356)            -0-            -0-
Capital Stock Transactions
Net increase (decrease)                (6,096,677)    (5,100,240)    33,457,923
                                    -------------  -------------  -------------
Total increase (decrease)              (6,177,204)    (9,212,809)    52,811,014
Net Assets
Beginning of period                   165,419,145    174,631,954    121,820,940
                                    -------------  -------------  -------------
End of period (including
  undistributed net investment
  income of $177,326, net
  investment loss of $12,127
  and distributions in excess
  of net investment income
  of $13,213, respectively)         $ 159,241,941  $ 165,419,145  $ 174,631,954
                                    =============  =============  =============


*  The Fund changed its fiscal year end from June 30 to September 30.

   See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)


NOTE A
Significant Accounting Policies

AllianceBernstein Blended Style Series-U.S. Large Cap Portfolio (the "Fund") was organized under the laws of the State of Maryland on April 24, 2002. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund commenced operations on July 15, 2002. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Prior to commencement of operations on July 15, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") on July 10, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class shares for $99,700. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 15 exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Advisor Class, Class R, Class K and Class I shares. Class I and Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 17 with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Change of Fiscal Year End

The Fund changed its fiscal year end from June 30 to September 30. Accordingly, the statement of changes in net assets and financial highlights reflect the period from July 1, 2004 to September 30, 2004.

NOTE B
Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an Investment Advisory Agreement, the Fund paid the Adviser a monthly fee at an annual rate of .95% of the first $5 billion, .90% of the excess over $5 billion up to $7.5 billion, .85% of the excess over $7.5 billion up to $10 billion and .80% of the excess over $10 billion of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .65% of the first $2.5 billion, ..55% of the next $2.5 billion and .50% in excess of $5 billion, of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

The Fund and the Adviser entered into an Expense Limitation Agreement (the "Agreement"), dated July 15, 2002, under which the Adviser agreed to waive its fees and, if necessary, reimburse expenses of the Fund for the period from April 24, 2002 (date of organization of Fund) through August 31, 2003, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 1.65% of average daily net assets for Class A shares, 2.35% of average daily net assets for Class B and Class C shares, 1.85% of average daily net assets for Class R shares, 1.60% of average daily net assets for Class K shares and 1.35% of average daily net assets for Class I and Advisor Class shares. For the six months ended March 31, 2005, there were no fees waived by the Adviser. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser cannot exceed the sum of the Fund's organization costs and initial offering expenses. For the six months ended March 31, 2005, there were no expenses waived and reimbursed by the Adviser that are subject to repayment.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended March 31, 2005, the Adviser agreed to waive its fees for such services. Such waiver amounted to $42,500.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $64,237 for the six months ended March 31, 2005.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,392 from the sale of Class A shares and received $-0-, $61,595 and $2,959 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended March 31, 2005, amounted to $85,110, of which $65,106 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50% of the Fund's average daily net assets attributable to Class R shares and .25% of the Fund's average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,576,341, $588,544, $-0- and $-0- for Class B, Class C, Class R and Class K shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 19

NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2005, were as follows:

                                                Purchases         Sales
                                              ------------    ------------
Investment securities (excluding
  U.S. government securities)                 $ 41,758,300    $ 53,066,370
U.S. government securities                              -0-             -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                 $ 23,067,893
Gross unrealized depreciation                                   (3,003,290)
Net unrealized appreciation                                   $ 20,064,603

NOTE E
Capital Stock

There are 24,000,000,000 shares of $.001 par value capital stock authorized, divided into seven classes, designated Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                                      Shares
                               -------------------------------------------------
                               Six Months Ended     July 1, 2004      Year Ended
                                March 31, 2005    to September 30,     June 30,
                                 (unaudited)           2004*            2004
                               -------------------------------------------------
Class A
Shares sold                           401,939          163,406        1,977,746
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions      140,308               -0-           7,339
--------------------------------------------------------------------------------
Shares converted from Class B          33,257           15,975          128,939
--------------------------------------------------------------------------------
Shares redeemed                      (709,172)        (286,180)      (1,124,648)
--------------------------------------------------------------------------------
Net increase (decrease)              (133,668)        (106,799)         989,376
================================================================================

Class B
Shares sold                           286,783          170,407        2,461,200
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions      142,150               -0-           7,346
--------------------------------------------------------------------------------
Shares converted to Class A           (33,818)         (16,191)        (130,150)
--------------------------------------------------------------------------------
Shares redeemed                      (590,622)        (287,612)      (1,218,317)
--------------------------------------------------------------------------------
Net increase (decrease)              (195,507)        (133,396)       1,120,079
================================================================================

*  The Fund changed its fiscal year end from June 30 to September 30.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                      Shares
                               -------------------------------------------------
                                                                    February 17,
                               Six Months Ended     July 1, 2004      2004(a) to
                                March 31, 2005    to September 30,     June 30,
                                 (unaudited)           2004*            2004
                               -------------------------------------------------
Class C
Shares sold                           259,619           82,342        1,608,514
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions       71,956               -0-           4,007
--------------------------------------------------------------------------------
Shares redeemed                      (522,639)        (302,693)        (749,893)
--------------------------------------------------------------------------------
Net increase (decrease)              (191,064)        (220,351)         862,628
================================================================================

Advisor Class
Shares sold                            79,409           39,520          360,286
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions       19,632               -0-           2,334
--------------------------------------------------------------------------------
Shares redeemed                       (97,347)          24,055)        (280,353)
--------------------------------------------------------------------------------
Net increase                            1,694           15,465           82,267
================================================================================

Class R
Shares sold                                -0-               8              815
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions           -0-(b)           -0-              -0-
--------------------------------------------------------------------------------
Shares redeemed                            -0-              -0-              -0-
--------------------------------------------------------------------------------
Net increase                               -0-               8              815
================================================================================


                               March 1, 2005(a) to
                                  March 31, 2005
                                   (unaudited)
                               ------------------
Class K
Shares sold                             820
-------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions         -0-
-------------------------------------------------
Shares redeemed                          -0-
-------------------------------------------------
Net increase                            820
=================================================

Class I
Shares sold                             820
-------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions         -0-
-------------------------------------------------
Shares redeemed                          -0-
-------------------------------------------------
Net increase                            820
=================================================


*   The Fund changed its fiscal year end from June 30 to September 30.

(a) Commencement of distribution.

(b) Share amount is less than one full share.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 21

                                                      Amount
                               -------------------------------------------------
                               Six Months Ended     July 1, 2004      Year Ended
                                March 31, 2005    to September 30,     June 30,
                                 (unaudited)           2004*            2004
                               -------------------------------------------------
Class A
Shares sold                      $  4,936,329     $  1,913,087    $  22,253,943
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions    1,753,854               -0-          85,202
--------------------------------------------------------------------------------
Shares converted from Class B         408,226          186,897        1,503,782
--------------------------------------------------------------------------------
Shares redeemed                    (8,687,672)      (3,317,464)     (12,952,774)
--------------------------------------------------------------------------------
Net increase (decrease)          $ (1,589,263)    $ (1,217,480)   $  10,890,153
================================================================================

Class B
Shares sold                      $  3,491,687     $  1,953,176    $  27,649,705
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions    1,748,445               -0-          84,548
--------------------------------------------------------------------------------
Shares converted to Class A          (408,226)        (186,897)      (1,503,782)
--------------------------------------------------------------------------------
Shares redeemed                    (7,128,834)      (3,306,673)     (14,010,139)
--------------------------------------------------------------------------------
Net increase (decrease)          $ (2,296,928)    $ (1,540,394)   $  12,220,332
================================================================================

Class C
Shares sold                      $  3,135,447     $    951,751    $  18,065,607
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions      885,059               -0-          46,116
--------------------------------------------------------------------------------
Shares redeemed                    (6,278,902)      (3,481,143)      (8,644,139)
--------------------------------------------------------------------------------
Net increase (decrease)          $ (2,258,396)    $ (2,529,392)   $   9,467,584
================================================================================

Advisor Class
Shares sold                      $    984,720     $    468,629    $   4,144,350
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions      246,581               -0-          27,146
--------------------------------------------------------------------------------
Shares redeemed                    (1,203,593)        (281,703)      (3,301,642)
--------------------------------------------------------------------------------
Net increase                     $     27,708     $    186,926    $     869,854
================================================================================


                               Six Months Ended     July 1, 2004    February 17,
                                March 31, 2005    to September 30,   2004(a) to
                                 (unaudited)           2004*       June 30, 2004
                               -------------------------------------------------
Class R
Shares sold                      $         -0-    $        100    $      10,000
--------------------------------------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions            2               -0-              -0-
--------------------------------------------------------------------------------
Shares redeemed                            -0-              -0-              -0-
--------------------------------------------------------------------------------
Net increase                     $          2     $        100    $      10,000
================================================================================


*   The Fund changed its fiscal year end from June 30 to September 30.

(a) Commencement of distribution.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                     Amount
                               --------------------
                               March 1, 2005(a) to
                                  March 31, 2005
                                   (unaudited)
                               ------------------
Class K
Shares sold                      $   10,100
-------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions         -0-
-------------------------------------------------
Shares redeemed                          -0-
-------------------------------------------------
Net increase                     $   10,100
=================================================

Class I
Shares sold                      $   10,100
-------------------------------------------------
Shares issued in reinvestment
  of dividends and distributions         -0-
-------------------------------------------------
Shares redeemed                          -0-
-------------------------------------------------
Net increase                     $   10,100
=================================================


(a) Commencement of distribution.


NOTE F
Risks Involved in Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2005.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 23

NOTE H
Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the period ended September 30, 2004 and fiscal years ended June 30, 2004 and June 30, 2003 were as follows:


                                   July 1, 2004 to  Year Ended     Year Ended
                                    September 30,     June 30,       June 30,
                                         2004           2004           2003
                                    -------------  -------------  -------------
Distributions paid from:
  Ordinary income                    $       -0-    $  325,518     $   34,007
                                    -------------  -------------  -------------
Total taxable distributions                  -0-       325,518         34,007
                                    -------------  -------------  -------------
Total distributions paid             $       -0-    $  325,518     $   34,007
                                    -------------  -------------  -------------


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses                               $  4,479,268
Unrealized appreciation/(depreciation)                               18,969,097
                                                                  -------------
Total accumulated earnings/(deficit)                               $ 23,448,365
                                                                  -------------


NOTE I
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

    (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market


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24 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO
          timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

   (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

  (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 25 unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of



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


excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 27

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                               Class A
                                       ------------------------------------------------------
                                         Six Months     July 1,                    July 15,
                                           Ended        2004 to     Year Ended    2002(b) to
                                      March 31, 2005 September 30,   June 30,      June 30,
                                        (unaudited)     2004(a)        2004          2003
                                       ------------  ------------  ------------  ------------
Net asset value, beginning of period      $ 11.87       $ 12.14       $ 10.68       $ 10.00
Income From Investment Operations
Net investment income(c)(d)                   .04           .00(e)        .01(f)        .02
Net realized and unrealized gain
  (loss) on investment transactions           .41          (.27)         1.47           .68
Net increase (decrease) in net asset
  value from operations                       .45          (.27)         1.48           .70
Less: Dividends and Distributions
Dividends from net investment income           -0-           -0-           -0-         (.02)
Distributions from net realized gain
  on investments                             (.43)           -0-         (.02)           -0-
Total dividends and distributions            (.43)           -0-         (.02)         (.02)
Net asset value, end of period            $ 11.89       $ 11.87       $ 12.14       $ 10.68
Total Return
Total investment return based on
  net asset value(g)                         3.63%        (2.22)%       13.88%         6.96%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $50,997       $52,492       $54,956       $37,789
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                           1.37%(h)      1.47%(h)      1.53%         1.65%(h)
  Expenses, before waivers/
    reimbursements                           1.42%(h)      1.74%(h)      1.76%         2.62%(h)
  Net investment income(d)                    .65%(h)       .01%(h)       .09%(f)       .20%(h)
Portfolio turnover rate                        25%           11%           39%           25%


See footnote summary on page 33.


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28 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                 Class B
                                            ----------------------------------------------------
                                            Six Months     July 1,                   July 15,
                                               Ended       2004 to     Year Ended   2002(b) to
                                          March 31, 2005 September 30,  June 30,     June 30,
                                            (unaudited)    2004(a)        2004         2003
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.71       $11.99       $10.62       $10.00

Income From Investment Operations
Net investment loss(c)(d)                         -0-(e)     (.02)        (.07)(f)     (.04)
Net realized and unrealized
  gain (loss) on
  investment transactions                        .40         (.26)        1.46          .67
Net increase (decrease)
  in net asset value
  from operations                                .40         (.28)        1.39          .63

Less: Dividends and Distributions
Dividends from net investment income              -0-          -0-          -0-        (.01)
Distributions from net
  realized gain on
  investments                                   (.43)          -0-        (.02)          -0-
Total dividends and distributions                .43           -0-        (.02)        (.01)
Net asset value, end of period                $11.68       $11.71       $11.99       $10.62

Total Return
Total investment return
  based on
  net asset value(g)                            3.25%       (2.34)%      13.11%        6.25%
Ratios/Supplemental Data

Net assets, end of period
  (000's omitted)                            $61,966      $64,399      $67,551      $47,963
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.09%(h)     2.19%(h)     2.25%        2.35%(h)
  Expenses, before waivers/
    reimbursements                              2.14%(h)     2.46%(h)     2.48%        3.28%(h)
  Net investment loss(d)                        (.07)%(h)    (.71)%(h)    (.63)%(f)    (.50)%(h)
Portfolio turnover rate                           25%          11%          39%          25%


See footnote summary on page 33.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 29

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Class C
                                            ----------------------------------------------------
                                            Six Months      July 1,                 July 15,
                                               Ended       2004 to     Year Ended   2002(b) to
                                          March 31, 2005  September 30,  June 30,    June 30,
                                            (unaudited)     2004(a)       2004         2003
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.71       $11.99       $10.62       $10.00

Income From Investment Operations
Net investment loss(c)(d)                         -0-(e)     (.02)        (.07)(f)     (.04)
Net realized and unrealized
  gain (loss) on
  investment transactions                        .40         (.26)        1.46          .67
Net increase (decrease)
  in net asset value
  from operations                                .40         (.28)        1.39          .63

Less: Dividends and Distributions
Dividends from net investment income              -0-          -0-          -0-        (.01)
Distributions from net
  realized gain on
  investments                                   (.43)          -0-        (.02)          -0-
Total dividends and distributions               (.43)          -0-        (.02)        (.01)
Net asset value, end of period                $11.68       $11.71       $11.99       $10.62

Total Return
Total investment return
  based on net
  asset value(g)                                3.25%       (2.34)%      13.11%        6.25%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $36,946      $39,267      $42,854      $28,806
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.07%(h)     2.18%(h)     2.24%        2.35%(h)
  Expenses, before waivers/
    reimbursements                              2.12%(h)     2.45%(h)     2.47%        3.26%(h)
  Net investment loss(d)                        (.05)%(h)    (.71)%(h)    (.62)%(f)    (.47)%(h)
Portfolio turnover rate                           25%          11%          39%          25%


See footnote summary on page 33.


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30 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                             Advisor Class
                                            ----------------------------------------------------
                                            Six Months      July 1,                 July 15,
                                               Ended       2004 to     Year Ended   2002(b) to
                                          March 31, 2005 September 30,  June 30,     June 30,
                                            (unaudited)     2004(a)       2004         2003
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.92       $12.18       $10.71       $10.00

Income From Investment Operations
Net investment income(c)(d)                      .06          .01          .04(f)       .04
Net realized and unrealized
  gain (loss) on
  investment transactions                        .41         (.27)        1.48          .69
Net increase (decrease)
  in net asset value
  from operations                                .47         (.26)        1.52          .73

Less: Dividends and Distributions
Dividends from net investment income              -0-          -0-        (.03)        (.02)
Distributions from net
  realized gain on
  investments                                   (.43)          -0-        (.02)          -0-
Total dividends and distributions               (.43)          -0-        (.05)        (.02)
Net asset value, end of period                $11.96       $11.92       $12.18       $10.71

Total Return
Total investment return
  based on net asset value(g)                   3.79%       (2.13)%      14.20%        7.32%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                             $9,303       $9,251       $9,261       $7,263
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.07%(h)     1.17%(h)     1.23%        1.35%(h)
  Expenses, before waivers/
    reimbursements                              1.12%(h)     1.44%(h)     1.46%        4.78%(h)
  Net investment income(d)                       .95%(h)      .31%(h)      .39%(f)      .48%(h)
Portfolio turnover rate                           25%          11%          39%          25%


See footnote summary on page 33.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 31

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Class R
                                            -----------------------------------------------
                                              Six Months         July 1,       Feburary 17,
                                                 Ended             2004 to      2004(i) to
                                            March 31, 2005     September 30,     June 30,
                                              (unaudited)         2004(a)          2004
                                              -----------      ------------     -----------
Net asset value, beginning of period            $11.86           $12.13           $12.27

Income From Investment Operations
Net investment gain (loss)(c)(d)                   .02             (.01)            (.01)(f)
Net realized and unrealized gain (loss)
  on investment transactions                       .41             (.26)            (.13)
Net increase (decrease) in net asset
  value from operations                            .43             (.27)            (.14)

Less: Distributions
Distributions from net realized
  gain on investments                             (.43)              -0-              -0-
Net asset value, end of period                  $11.86           $11.86           $12.13

Total Return
Total investment return based
  on net asset value(g)                           3.46%           (2.23)%          (1.14)%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                                  $10              $10              $10
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(h)                             1.61%            1.66%            1.78%
  Expenses, before waivers/
    reimbursements(h)                             1.66%            1.93%            2.15%
  Net investment gain (loss)(d)(h)                 .41%            (.18)%           (.12)%(f)
Portfolio turnover rate                             25%              11%              39%


See footnote summary on page 33.


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32 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                             Class K      Class I
                                          -----------   -----------
                                            March 1,      March 1,
                                           2005(i) to   2005(i) to
                                            March 31,    March 31,
                                              2005          2005
                                          (unaudited)   (unaudited)
                                          -----------   -----------
Net asset value, beginning of period          $12.31       $12.31

Income From Investment Operations
Net investment income(c)(d)(e)                    -0-          -0-
Net realized and unrealized loss
  on investment transactions                    (.42)        (.41)
Net decrease in net asset value
  from operations                               (.42)        (.41)
Net asset value, end of period                $11.89       $11.90

Total Return
Total investment return based
  on net asset value(g)                        (3.41)%      (3.33)%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                                $10          $10
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(h)                           1.29%        1.01%
  Expenses, before waivers/
    reimbursements(h)                           1.34%        1.06%
  Net investment income(d)(h)                    .19%         .47%
Portfolio turnover rate                           25%          25%


(a)  The Fund changed its fiscal year end from June 30 to September 30.

(b)  Commencement of operations.

(c)  Based on average shares outstanding.

(d)  Net of fees and expenses waived/reimbursed by the Adviser.

(e)  Amount is less than $.001.

(f)  Net of fees and expenses waived by the Transfer Agent.

(g) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(h)  Annualized.

(i)  Commencement of distribution.


_______________________________________________________________________________


ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 33

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS

Philip L. Kirstein, Senior Vice President &Independent Compliance Officer Marilyn G. Fedak, Senior Vice President
James G. Reilly, Senior Vice President
Seth J. Masters, Senior Vice President
Thomas J. Bardong, Vice President
Dutch Handke, Vice President
Thomas G. Kamp, Vice President
John Mahedy, Vice President
Christopher Marx, Vice President
John D. Philips, Vice President
Scott Wallace, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissell LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672


(1) Member of the Audit Committee, Governance and Nominating Committee and Independent Directors Committee.

(2) The day-to-day management of and investment decisions for the AllianceBernstein U.S. Large Cap's portfolio are made by the Blend Investment Policy Group.


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34 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO


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Information Regarding the Review and Approval
of the Fund's Advisory Agreement

The disinterested directors (the "directors") of AllianceBernstein Blended Style Series, Inc. (the "Fund") unanimously approved the continuance of the Advisory Agreement between the Fund and the Adviser in respect of the U.S. Large Cap Portfolio (the "Portfolio") at a meeting held on December 14-16, 2004. The Portfolio is the Fund's sole portfolio and is sometimes referred to as the "Fund" in this section.

In preparation for the meeting, the directors had requested from the Adviser and evaluated extensive materials, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. ("Lipper"). Prior to voting, the directors reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuance. The directors also discussed the proposed continuance in three private sessions at which only the directors, their independent counsel and the Fund's Independent Compliance Officer were present. In reaching their determinations relating to continuance of the Advisory Agreement, the directors considered all factors they believed relevant, including the following:

1. information comparing the performance of the Fund to other investment companies with similar investment objectives and to an index;

2. the nature, extent and quality of investment, compliance, administrative and other services rendered by the Adviser;

3. payments received by the Adviser from all sources in respect of the Fund and all investment companies in the AllianceBernstein Fund complex;

4. the costs borne by, and profitability of, the Adviser and its affiliates in providing services to the Fund and to all investment companies in the AllianceBernstein Fund complex;

5. comparative fee and expense data for the Fund and other investment companies with similar investment objectives;

6. the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of investors;

7. the Adviser's policies and practices regarding allocation of portfolio transactions of the Fund, including the extent to which the Adviser benefits from soft dollar arrangements;


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 35

8. information about "revenue sharing" arrangements that the Adviser enters into in respect of the Fund;

9.  portfolio turnover rates of the Fund;

10. fall-out benefits which the Adviser and its affiliates receive from their relationships to the Fund;

11. information about fees charged by the Adviser to other clients with similar investment objectives;

12. the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Adviser; and

13. the terms of the Advisory Agreement.

The directors also considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the funds advised by the Adviser, their overall confidence in the Adviser's integrity and competence they have gained from that experience and the Adviser's responsiveness to concerns raised by them in the past, including the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors.

The directors determined that the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the directors' reaching their determinations to approve the continuance of the Advisory Agreement (including their determinations that the Adviser should continue to be the investment adviser for the Fund, and that the fees payable to the Adviser pursuant to the Advisory Agreement are appropriate) were separately discussed by the directors.

Nature, extent and quality of services provided by the Adviser

The directors noted that, under the Advisory Agreement, the Adviser, subject to the control of the directors, administers the Fund's business and other affairs. The Adviser manages the investment of the assets of the Fund, including making


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. The Adviser also provides the Fund with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Fund) and executive and other personnel as are necessary for the Fund's operations. The Adviser pays all of the compensation of directors of the Fund who are affiliated persons of the Adviser and of the officers of the Fund.

The directors also considered that the Advisory Agreement for the Fund provides that the Fund will reimburse the Adviser for the cost of certain clerical, accounting, administrative and other services provided at the Fund's request by employees of the Adviser or its affiliates. These "at no more than cost" reimbursements are approved by the directors on a quarterly basis and result in a higher rate of total compensation from the Fund to the Adviser than the stated fee rates in the Fund's Advisory Agreement. The directors noted that the Adviser has waived reimbursement payments from the Fund since the Fund's inception in light of the expense caps for the Fund.

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The directors noted that, for example, the Adviser is responsible for maintaining and monitoring its own and, to varying degrees, the Fund's compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The directors considered the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, also were considered. The directors also considered the Adviser's response to recent regulatory compliance issues affecting many of the investment companies in the AllianceBernstein Fund complex. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability to the Adviser

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar year 2003 and for the period from July 15, 2002 (inception) to December 31, 2002. The directors also reviewed a pro forma schedule of the revenues and expenses for calendar 2003 indicating the profitability of the Fund giving effect to the Adviser's waiver of a portion of its advisory fees for the Fund effective January 1, 2004. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, and noted the Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appropriate and that the


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 37

Adviser had previously discussed with the directors that there is no generally accepted allocation methodology for information of this type. The memorandum from the Adviser described certain changes in allocations and in the make-up of revenues and expenses items that affected the 2002 and 2003 profitability schedules provided to the directors.

The directors recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the directors considered the effect of fall-out benefits on the Adviser's expenses, as well as the "revenue sharing" arrangements the Adviser has entered into with certain entities that distribute shares of the Fund. The directors focused on the profitability of the Adviser's relationship with the Fund before taxes and distribution expenses. The directors recognized that the Adviser should generally be entitled to earn a reasonable level of profits for the services it provides to the Fund and, based on their review, concluded that they were satisfied that the Adviser's level of profitability from its relationship with the Fund was not excessive.

Fall-Out Benefits

The directors considered that the Adviser benefits from soft dollar arrangements whereby it receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Fund. They noted that the Adviser makes presentations to the directors regarding its trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements from time to time and had made a special presentation to the directors earlier in 2004 on this subject. The directors noted that the Adviser has represented to them that all of its soft dollar arrangements are consistent with applicable legal requirements including the achievement of best execution. At the special presentation, the directors received and reviewed information concerning the Adviser's soft dollar arrangements, which included a description of the Adviser's policies and procedures with respect to allocating portfolio transactions for brokerage and research services, data on the dollar amount of commissions allocated for third-party research and brokerage services and for proprietary research and brokerage services, and a list of firms providing third-party research and brokerage to the Adviser.

The directors also considered that the Distributor, which is a wholly-owned subsidiary of the Adviser: receives 12b-1 fees from the Fund in respect of shares held in accounts for which there is no other broker of record; retains a portion of the 12b-1 fees from the Fund; and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The directors also noted that certain affiliates of the Adviser distribute shares of the Fund and receive compensa-


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38 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO
tion in that connection, that a subsidiary of the Adviser provides transfer agency services to the Fund and receives compensation from the Fund for such services, and that brokers that are affiliated with the Adviser are permitted to execute brokerage transactions for the Fund subject to satisfaction of certain requirements.

The directors recognized that the Adviser's profitability would be somewhat lower if it did not receive research for soft dollars or if the Adviser's affiliates did not receive the other benefits described above. The directors believe that the Adviser derives reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed comparative performance information for the Fund at each regular Board meeting during the year. At the meeting, the directors reviewed information showing performance of the Fund compared to the funds in the Lipper Large Cap Core Average as of October 31, 2004 over the year to date ("YTD"), 1-year and since-inception period (July 2002 inception) and compared to the Standard & Poor's 500 Index. The directors noted that the Fund had outperformed the Lipper median for the YTD period, had approximately matched the Lipper median for the one-year period and was somewhat below the median for the since-inception period. Based on their review, the directors concluded that the Fund's relative investment performance over time had been satisfactory.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the fees the Adviser charges other clients with investment objectives similar to those of the Fund. The Adviser manages accounts for institutional clients with a comparable investment style to the Fund. The directors noted that the institutional fee schedule for these accounts had much lower breakpoints than the fee schedule in the Fund's Advisory Agreement. The directors also noted that the application of such fee schedule to the level of assets of the Fund would result in a fee rate that would be significantly lower than that in the Fund's Advisory Agreement. The directors noted that the Adviser may, in some cases, negotiate lower fee rates than those reviewed by the directors.

The Adviser reviewed with the directors the significant differences in the scope of services it provides to institutional clients and to the Fund. For example, the Advisory Agreement requires the Adviser to provide, in addition to investment advice, office facilities and officers (including officers to provide required certifi


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 39 cations). The Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers and is responsible for the compensation of the Fund's Independent Compliance Officer. The provision of these non-advisory services involves costs and exposure to liability. The Adviser explained that these services normally are not provided to non-investment company clients or to investment company clients when the Adviser acts in a pure sub-advisory capacity, and that fees charged to the Fund reflect the costs and risks of the additional obligations. The Adviser also noted that since the Fund is constantly issuing and redeeming its shares, it is more difficult to manage than an institutional account, where the assets are relatively stable. In light of these facts, the directors did not place significant weight on these fee comparisons.

The directors also considered the total expense ratio of the Fund in comparison to the fees and expenses of funds within the relevant Lipper category. The expense ratio of the Fund was based on the Fund's latest fiscal year expense ratio, adjusted for the new lower advisory fees implemented in January 2004. The expense ratio of the Fund reflected fee waivers and/or expense reimbursements. The directors recognized that the expense ratio information for the Fund potentially reflected on the Adviser's provision of services, as the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the expense ratios of some funds in the Fund's Lipper category also were lowered by waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary.

The information reviewed by the directors showed that the Fund's at current size contractual effective fee rate of 65 basis points was below the Lipper average and the Lipper median. The directors noted that in the Fund's latest fiscal year the administrative expense reimbursement of seven basis points had been waived by the Adviser. The directors also noted that the Fund's expense ratio was slightly higher than the Lipper median. The directors concluded that the Fund's expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints so that, if assets were to increase over the breakpoint levels, the fee rates would be reduced on the incremental assets. The directors recognized that there is no direct relationship between the economies of scale realized by funds and those realized by the Adviser as assets increase, largely because economies of scale are realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors do not believe there is a uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Adviser and to the economies of scale that the Adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect the Fund's operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund,


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its adviser's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different advisers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund's advisory fee breakpoints with those of comparable funds. The directors also noted that the advisory agreements for many competitor funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund's breakpoint arrangements established a reasonable basis for realizing economies of scale.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 41

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds
-------------------------------------------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy


Blended Style Funds
-------------------------------------------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio


Growth Funds
-------------------------------------------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*
New Europe Fund


Value Funds
-------------------------------------------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund


Taxable Bond Funds
-------------------------------------------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio


Municipal Bond Funds
-------------------------------------------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia


Intermediate Municipal Bond Funds
-------------------------------------------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York


Closed-End Funds
-------------------------------------------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund.

**   An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

NOTES






_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 43

NOTES





_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ABBSSR0305





ITEM 2.     CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.     CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.     EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.     DESCRIPTION OF EXHIBIT
       11 (b) (1)      Certification of Principal Executive Officer
                       Pursuant to Section 302 of the Sarbanes-Oxley
                       Act of 2002
       11 (b) (2)      Certification of Principal Financial Officer
                       Pursuant to Section 302 of the Sarbanes-Oxley
                       Act of 2002
       11 (c)          Certification of Principal Executive Officer and
                       Principal Financial Officer Pursuant to Section 906
                       of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:  /s/ Marc O. Mayer
         -------------
         Marc O. Mayer
         President

Date:    May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Marc O. Mayer
         -------------
         Marc O. Mayer
         President

Date:    May 27, 2005

By:  /s/ Mark D. Gersten
         ---------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    May 27, 2005